Offsets	Sep. 19, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-3
File Number	333-267230
Initial Filing Date	Sep. 01, 2022
Fee Offset Claimed	$ 7,655
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 148,645,923.97
Explanation for Claimed Amount
(3)
On September 1, 2022, the Registrant filed a Registration Statement on Form S-3 (File No. 333-267230) (the “Prior Registration Statement”) with the SEC and paid a registration fee of $18,540.00. The Prior Registration expired on September 12, 2025. The Registrant sold an aggregate of $51,354,076.03 of such securities under the Prior Registration Statement, leaving the balance of $148,645,923.97 (the “Unsold Securities”) representing $7655.00 in registration fees, of such Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Momentus Inc.
Form or Filing Type	S-3
File Number	333-267230
Filing Date	Sep. 01, 2022
Fee Paid with Fee Offset Source	$ 18,540
Explanation for Claimed Amount
(3)
On September 1, 2022, the Registrant filed a Registration Statement on Form S-3 (File No. 333-267230) (the “Prior Registration Statement”) with the SEC and paid a registration fee of $18,540.00. The Prior Registration expired on September 12, 2025. The Registrant sold an aggregate of $51,354,076.03 of such securities under the Prior Registration Statement, leaving the balance of $148,645,923.97 (the “Unsold Securities”) representing $7655.00 in registration fees, of such Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement.